Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 677,407	$ 1,887,573	$ 35,297	$ 64,361	$ 228,172	$ 402,986	$ 77,861